UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                              -----------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roark, Rearden & Hamot Capital Management, LLC*
Address: 420 Boylston Street
         Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth W. Hamot
Title:   Managing member
Phone:   (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot            Boston, MA                 February 12, 2010
-------------------------    -----------------------    ------------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $120,700
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.    Form 13F File Number     Name

         1      28-11734                 Costa Brava Partnership III L.P.
         2      28-11736                 Roark, Rearden & Hamot, LLC
         3      28-11733                 Seth W. Hamot

                                                   Costa Brava Partnership III L.P.
                                              Form 13F Information Table as of 12/31/2009


                                                                                                                   Voting Authority
                                                                          Market
                                                           Shares or PRN   Value    Investment
Name of Issuer                 Title of Class    CUSIP        Amount    Long x1000  Discretion  Other Managers    Sole  Shared  None

AEROPOSTALE                    COM              '007865108     85,000    2,894.25      sole                     85,000
ALTISOURCE PORTFOLIO SOLNS     REG SHS           L0175J104     25,000      524.75      sole                     25,000
BLUEKNIGHT ENERGY PARTNERS     COM UT LTD PTN    09625U109  1,530,100   13,449.58      sole                  1,530,100
BREITBURN ENERGY PARTNERS L P  COM UT LTD PTN    106776107    333,102    3,527.55      sole                    333,102
CHARDAN 2008 CHINA ACQST COR   SHS               G8977T101     26,706      239.02      sole                     26,706
DELIA'S INC NEW                COM               246911101    224,180      419.22      sole                    224,180
DG FASTCHANNEL INC             COM               23326R109    300,000    8,379.00      sole                    300,000
DIREXION SHS ETF TR            DLY SMCAP BULL3X  25459W839     50,000      493.00      sole                     50,000
ENERGY PARTNERS LTD            COM NEW           29270U303    200,562    1,714.81      sole                    200,562
FIFTH STREET FINANCE CORP      COM               31678A103     50,000      537.00      sole                     50,000
HECKMANN CORP                  COM               422680108  1,948,704    9,724.03      sole                  1,948,704
HECKMANN CORP                  *W EXP 11/09/201  422680116     53,200       47.88      sole                     53,200
IMAX CORP                      COM               45245E109    300,000    3,993.00      sole                    300,000
INCONTACT INC                  COM               4.53E+113     60,000      175.80      sole                     60,000
INDIA GLOBALIZATION CAP INC    COM               45408X100    303,550      418.90      sole                    303,550
JACKSON HEWITT TAX SVCS INC    COM               468202106    225,000      990.00      sole                    225,000
KIT DIGITAL INC                COM NEW           482470200    349,992    3,849.91      sole                    349,992
KRATOS DEFENSE & SEC SOLUTIO   COM NEW           50077B207     83,410      879.98      sole                     83,410
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201  53015Y115  3,503,000    2,417.07      sole                  3,503,000
MDS INC                        COM               55269P302    848,000    6,487.20      sole                    848,000
MEDQUIST INC                   COM               584949101  2,423,272   16,211.69      sole                  2,423,272
MYRIAD PHARMACEUTICALS INC     COM               62856H107    374,285    1,882.65      sole                    374,285
NABI BIOPHARMACEUTICALS        COM               629519109  1,984,800    9,725.52      sole                  1,984,800
NEWCASTLE INVT CORP            COM               65105M108    216,800      453.11      sole                    216,800
ORANGE 21 INC                  COM               685317109  3,366,313    2,558.40      sole                  3,366,313
PHOENIX TECHNOLOGY LTD         COM               719153108    187,500      515.63      sole                    187,500
PLANAR SYS INC                 COM               726900103  1,091,532    3,067.20      sole                  1,091,532
QKL STORES INC                 COM               74732Y105    177,900    1,191.93      sole                    177,900
QLT INC                        COM               746927102  2,456,544   12,184.46      sole                  2,456,544
RAMBUS INC DEL                 COM               750917106     70,000    1,708.00      sole                     70,000
TECHTEAM GLOBAL INC            COM               878311109  1,319,274   10,039.68      sole                  1,319,274